Gains (losses) from operating activities in the statement of income by function of expenses, included according to their nature (Details 7) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Interest expense from bank borrowings and overdrafts	$ (1,308)	$ (854)	$ (932)
Interest expense from bonds	(49,373)	(57,409)	(66,456)
Interest expense from loans	(2,002)	(4,581)	(6,922)
Capitalized interest expenses	4,382	5,406	4,666
Interest expense on other financial liabilities	(1,823)	(60)	(209)
Total	$ (50,124)	$ (57,498)	$ (69,853)